Subsequent Event (Narrative) (Detail) (First National Bank [Member], USD $)	1 Months Ended	12 Months Ended
	Jan. 24, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Total transaction value	67,800,000
Purchase of real property from party	3,800,000
Total assets acquired	854,000,000
Value of Company shares paid to First National Bank shareholders		32,600,000
Number of days for calculation of average closing stock price		10 days
Minimum [Member]
Subsequent Event [Line Items]
Percentage of First National Bank shareholders receiving shares of the Company's common stock	51.00%
Average closing stock price		$ 27.00
Maximum [Member]
Subsequent Event [Line Items]
Average closing stock price		$ 44.20
Scenario, Actual [Member]
Subsequent Event [Line Items]
Total transaction value	64,000,000